EQ/AllianceBernstein Short-Term Government Bond Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/AllianceBernstein Short-Term Government Bond Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses	[1]	0.14%	0.14%
Total Annual Portfolio Operating Expenses	[1]	0.84%	0.84%
[1]	Based on estimated amounts for the current fiscal year.

Expense Example - EQ/AllianceBernstein Short-Term Government Bond Portfolio (USD $)	1 Year	3 Years
Class IA Shares	86	268
Class IB Shares	86	268